GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill [Abstract]
Disclosure of reconciliation of changes in goodwill
The following table presents the balance and nature of the changes in goodwill:

	Cost		Accumulated Impairment		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2021	2020	2021	2020	2021	2020
Balance, beginning of year	$15,539	$15,412	$(825)	$(862)	$14,714	$14,550
Acquisitions through business combinations	6,591	145	—	—	6,591	145
Impairment losses	—	—	(177)	(3)	(177)	(3)
Foreign currency translation and other[1]	(914)	(18)	13	40	(901)	22
Balance, end of year	$21,216	$15,539	$(989)	$(825)	$20,227	$14,714

Disclosure of detailed information about goodwill	Goodwill is allocated to the following operating segments:

AS AT DEC. 31 (MILLIONS)	Note	2021	2020
Infrastructure	(a)	$8,979	$6,634
Private Equity	(b)	8,585	5,244
Real Estate	(c)	1,248	1,404
Renewable Power and Transition	(d)	966	970
Asset Management		361	368
Corporate Activities and Residential Development		88	94
Total		$20,227	$14,714